Stockholders' Equity (Series C Convertible Redeemable Preferred Stock) (Details) - Series C Convertible Redeemable Preferred Stock - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Oct. 24, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Class of Stock [Line Items]
Temporary equity, shares authorized (in shares)	100,000	100,000		100,000		100,000	100,000
Temporary equity par value (in dollars per share)	$ 1,000	$ 1,000		$ 1,000		$ 1,000	$ 1,000
Preferred stock, dividend rate, percentage	12.00%
Number of days per year over which the dividend rate is computed	360 days
Number of months per year over which the dividend rate is computed	12 months
Number of days in each month over which the dividend rate is computed	30 days
Redemption price per share (in dollars per share)	$ 4.00
Early redemption premium (as a percent)	6.00%
Percent excluded from redemption fee	33.00%
Conversion price excluded from redemption fee (in dollars per share)	$ 5.00
Accretion of dividends		$ 303	$ 99	$ 916	$ 164